UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2018

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	44,660	$6,983,931

Household Durables - 0.5%
Lennar Corp., Class A Shares	78,118	4,604,275

Media - 4.5%
Comcast Corp., Class A Shares	776,875	26,545,819
Walt Disney Co.	153,456	15,413,120

Total Media		41,958,939

Specialty Retail - 4.5%
Home Depot Inc.	179,254	31,950,233
TJX Cos Inc.	130,840	10,671,310

Total Specialty Retail		42,621,543

TOTAL CONSUMER DISCRETIONARY		96,168,688

CONSUMER STAPLES - 6.7%
Beverages - 2.1%
Coca-Cola Co.	226,667	9,844,148
PepsiCo Inc.	87,561	9,557,283

Total Beverages		19,401,431

Food & Staples Retailing - 1.9%
CVS Health Corp.	33,252	2,068,607
Walmart Stores Inc.	175,256	15,592,526

Total Food & Staples Retailing		17,661,133

Food Products - 0.9%
Kraft Heinz Co.	42,284	2,633,871
Mondelez International Inc., Class A Shares	138,010	5,759,157

Total Food Products		8,393,028

Household Products - 1.8%
Kimberly-Clark Corp.	57,164	6,295,471
Procter & Gamble Co.	138,952	11,016,115

Total Household Products		17,311,586

TOTAL CONSUMER STAPLES		62,767,178

ENERGY - 6.4%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	99,545	6,448,525

Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	144,979	8,758,181
Chevron Corp.	101,244	11,545,866
Exxon Mobil Corp.	236,518	17,646,608
Kinder Morgan Inc.	274,742	4,137,614

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Phillips 66	40,754	$3,909,124
Pioneer Natural Resources Co.	47,764	8,204,900

Total Oil, Gas & Consumable Fuels		54,202,293

TOTAL ENERGY		60,650,818

FINANCIALS - 15.9%
Banks - 8.7%
Bank of America Corp.	382,260	11,463,978
Citigroup Inc.	142,888	9,644,940
JPMorgan Chase & Co.	313,035	34,424,459
PNC Financial Services Group Inc.	31,910	4,826,068
U.S. Bancorp	184,308	9,307,554
Wells Fargo & Co.	232,227	12,171,017

Total Banks		81,838,016

Capital Markets - 1.2%
Bank of New York Mellon Corp.	84,837	4,371,651
CME Group Inc.	46,740	7,559,727

Total Capital Markets		11,931,378

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class A Shares	102	30,508,200	*

Insurance - 2.8%
MetLife Inc.	127,647	5,857,721
Travelers Cos. Inc.	145,914	20,261,618

Total Insurance		26,119,339

TOTAL FINANCIALS		150,396,933

HEALTH CARE - 14.2%
Health Care Equipment & Supplies - 1.9%
Becton Dickinson and Co.	39,361	8,529,529
Medtronic PLC	113,407	9,097,509

Total Health Care Equipment & Supplies		17,627,038

Health Care Providers & Services - 4.4%
Aetna Inc.	75,382	12,739,558
UnitedHealth Group Inc.	133,610	28,592,540

Total Health Care Providers & Services		41,332,098

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc.	58,971	12,175,153

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	118,524	7,496,643
Johnson & Johnson	184,887	23,693,269
Merck & Co. Inc.	290,251	15,809,972

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Pfizer Inc.	361,794	$12,840,069
Roche Holding AG, ADR	101,148	2,895,362

Total Pharmaceuticals		62,735,315

TOTAL HEALTH CARE		133,869,604

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.2%
Raytheon Co.	99,445	21,462,220
United Technologies Corp.	67,813	8,532,231

Total Aerospace & Defense		29,994,451

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	102,427	10,720,010

Commercial Services & Supplies - 1.2%
Waste Management Inc.	134,997	11,355,948

Industrial Conglomerates - 3.6%
3M Co.	68,680	15,076,634
Honeywell International Inc.	132,830	19,195,263

Total Industrial Conglomerates		34,271,897

Trading Companies & Distributors - 0.5%
Fastenal Co.	88,300	4,820,297

TOTAL INDUSTRIALS		91,162,603

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.4%
Cisco Systems Inc.	298,899	12,819,778

Internet Software & Services - 4.9%
Alphabet Inc., Class A Shares	13,769	14,280,381	*
Alphabet Inc., Class C Shares	15,026	15,503,676	*
Facebook Inc., Class A Shares	102,668	16,405,320	*

Total Internet Software & Services		46,189,377

IT Services - 4.6%
Automatic Data Processing Inc.	126,807	14,390,058
International Business Machines Corp.	53,020	8,134,859
Visa Inc., Class A Shares	172,306	20,611,244

Total IT Services		43,136,161

Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV, NY Registered Shares	13,013	2,583,861
Intel Corp.	38,478	2,003,934
Texas Instruments Inc.	51,581	5,358,750

Total Semiconductors & Semiconductor Equipment		9,946,545

Software - 9.9%
Adobe Systems Inc.	84,883	18,341,519	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Software - continued
Microsoft Corp.	573,471	$52,340,698
Oracle Corp.	235,584	10,777,968
Red Hat Inc.	57,808	8,642,874	*
SAP SE, ADR	36,277	3,814,889

Total Software		93,917,948

Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc.	193,347	32,439,760

TOTAL INFORMATION TECHNOLOGY		238,449,569

MATERIALS - 5.0%
Chemicals - 4.3%
Air Products & Chemicals Inc.	15,345	2,440,315
DowDuPont Inc.	114,253	7,279,059
Ecolab Inc.	78,012	10,693,105
PPG Industries Inc.	180,391	20,131,635

Total Chemicals		40,544,114

Construction Materials - 0.7%
Vulcan Materials Co.	61,529	7,024,766

TOTAL MATERIALS		47,568,880

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	92,627	13,462,408

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	352,412	12,563,488
Verizon Communications Inc.	214,161	10,241,179

TOTAL TELECOMMUNICATION SERVICES		22,804,667

UTILITIES - 0.9%
Electric Utilities - 0.3%
NextEra Energy Inc.	17,050	2,784,777

Multi-Utilities - 0.6%
Ameren Corp.	50,890	2,881,901
Sempra Energy	23,020	2,560,284

Total Multi-Utilities		5,442,185

TOTAL UTILITIES		8,226,962

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $407,468,153)		925,528,310

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $19,148,013)	1.455%	19,148,013	$19,148,013

TOTAL INVESTMENTS - 100.1% (Cost - $426,616,166)			944,676,323
Liabilities in Excess of Other Assets - (0.1)%			(960,302)

TOTAL NET ASSETS - 100.0%			$943,716,021

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Mary-land statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$925,528,310	—	—	$925,528,310
Short-Term Investments†	19,148,013	—	—	19,148,013

Total Investments	$944,676,323	—	—	$944,676,323

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2018